Discontinued Operations - Discontinued operations balance sheet components (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Land	$ 91,744	$ 84,383
Buildings and improvements	141,241	147,019
Projects under construction	4,879	1,056
Accounts receivable, net	923	546
Unrealized rents	531	554
Deferred costs	707	890
Other assets	502	479
Secured notes payable, less current portion	89,964	88,925
Accounts payable and accrued liabilities	3,635	2,431
Deferred revenue	542	790
Tenant security deposits	$ 332	$ 328
Discontinued Operations, Disposed of by Sale [Member]
Land			$ 546
Buildings and improvements			3,315
Projects under construction			0
Total investments in properties			3,861
Less accumulated depreciation and depletion			2,374
Net investments in properties			1,487
Accounts receivable, net			910
Unrealized rents			473
Deferred costs			354
Other assets			0
Assets of discontinued operations			3,224
Secured notes payable, current portion			0
Secured notes payable, less current portion			0
Accounts payable and accrued liabilities			205
Deferred revenue			45
Tenant security deposits			38
Liabilities of discontinued operations			$ 288